Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
As at December 31,	2023	2022
Trade payables	$4,570	$1,976
Other payables and accrued liabilities(a)	39,056	41,579
Trade and other payables	$43,626	$43,555

(a)      Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.